UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09537

MFS CALIFORNIA MUNICIPAL FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 29, 2016

MFS® CALIFORNIA MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 165.8%
Airport Revenue - 8.9%
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, BHAC, 5.25%, 5/15/38 (Prerefunded 5/15/18)	$750,000	$825,912
Orange County, CA, Airport Rev., “A”, 5%, 7/01/31	190,000	212,464
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/21	500,000	586,455
San Diego County, CA, Regional Airport Authority Rev., “A”, 5%, 7/01/43	500,000	563,310
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/30	285,000	325,450
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/31	150,000	170,310
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	440,000	506,550

		$3,190,451
General Obligations - General Purpose - 8.7%
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	$165,000	$172,021
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/17	70,000	71,005
Puerto Rico Public Buildings Authority Rev., “H”, AMBAC, 5.5%, 7/01/18	50,000	50,740
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/35 (Put Date 7/01/17)	30,000	30,540
State of California, AMBAC, 6%, 2/01/17	1,000,000	1,051,910
State of California, 5.25%, 4/01/35	455,000	536,509
State of California, 5.5%, 3/01/40	630,000	729,206
State of California, 5.25%, 11/01/40	415,000	484,143

		$3,126,074
General Obligations - Schools - 29.7%
Alhambra, CA, Unified School District, “B”, ASSD GTY, 5.25%, 8/01/28	$500,000	$566,465
Banning, CA, Unified School District (Election of 2006), “B”, ASSD GTY, 5.25%, 8/01/33	500,000	545,905
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/40	955,000	352,395
Beaumont, CA, Unified School District (Election of 2008), Capital Appreciation, “C”, AGM, 0%, 8/01/44	1,000,000	311,560
Chabot-Las Positas, CA, Community College (Election of 2004), “B”, AMBAC, 5%, 8/01/30	60,000	61,109
Folsom Cordova, CA, Unified School District (Election of 2012), “A”, 5%, 10/01/38	535,000	631,375
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/45	515,000	310,638
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/32	330,000	181,319
Montebello, CA, Unified School District (Election of 2004), “A-1”, ASSD GTY, 5.25%, 8/01/34	355,000	408,438
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, 0% to 8/01/2028, 6.25% to 8/01/43	855,000	633,606
Napa Valley, CA, Unified School District, 5%, 8/01/20	225,000	265,349
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/28	170,000	204,423
Oakland, CA, Unified School District Rev., AGM, 5%, 8/01/30	170,000	202,307
Pittsburg, CA, Unified School District, “B”, AGM, 5.5%, 8/01/34	500,000	553,295
Pomona, CA, Unified School District, “A”, NATL, 6.55%, 8/01/29	1,000,000	1,342,720
San Diego, CA, Community College (Election of 2002), 5.25%, 8/01/33	125,000	142,353
San Diego, CA, Unified School District (Election of 2008), Capital Appreciation, “G”, 0%, 7/01/34	265,000	119,274
San Joaquin, CA, Delta Community College District (Election of 2004), Capital Appreciation, “B”, AGM, 0%, 8/01/18	400,000	389,152
San Jose, CA, Evergreen Community College District (Election of 2010), “A”, 5%, 8/01/41	265,000	307,967
Santee, CA, School District (Election of 2006), Capital Appreciation, “D”, ASSD GTY, 0%, 8/01/43	765,000	246,690
Vallejo City, CA, Unified School District, “A”, NATL, 5.9%, 8/01/25	500,000	610,155
Victor, CA, Elementary School District (Election of 2008), “A”, ASSD GTY, 5.125%, 8/01/34	500,000	558,640
Washington, CA, Yolo County Unified School District (New High School Project), 5%, 8/01/21	450,000	474,872
West Contra Costa, CA, Unified School District, “A”, NATL, 5.7%, 2/01/23	500,000	626,795
West Covina, CA, Unified School District, “A”, NATL, 5.8%, 2/01/21	500,000	606,400

		$10,653,202
Healthcare Revenue - Hospitals - 23.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), 6.25%, 8/01/39	$505,000	$585,638
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Sharp Healthcare), “A”, 5%, 8/01/26	110,000	127,526
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 5%, 10/01/33	295,000	340,120

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/32	$525,000	$602,558
California Health Facilities Financing Authority Rev. (Scripps Health), “A”, 5%, 11/15/40	255,000	287,133
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	500,000	603,415
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/28	45,000	51,169
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/29	35,000	39,652
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/44	85,000	93,594
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/30	15,000	16,945
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/35	65,000	72,493
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2/01/27 (Prerefunded 2/01/17)	105,000	109,644
California Municipal Finance Authority, COP (Community Hospitals of Central California), 5.25%, 2/01/27	145,000	149,846
California Statewide Communities Development Authority Rev. (Adventist), ASSD GTY, 5%, 3/01/37	495,000	524,027
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/41	1,000,000	1,050,340
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, CALHF, 5.5%, 8/15/23	500,000	558,565
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 4/01/42	455,000	517,217
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/54	350,000	382,760
California Statewide Communities Development Authority Rev. (Santa Ynez Valley Cottage Hospital), 5.25%, 11/01/30	260,000	297,255
California Statewide Communities Development Authority Rev. (Sutter Health), “A”, 5%, 8/15/32	610,000	715,951
California Statewide Communities Development Authority Rev. (Trinity Health Corp.), 5%, 12/01/41	450,000	503,285
Santa Clara County, CA, Financing Authority Rev. (El Camino Hospital), AMBAC, 5.125%, 2/01/41	400,000	426,152
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	250,000	291,898

		$8,347,183
Healthcare Revenue - Long Term Care - 3.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/41	$150,000	$171,131
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Eskaton Properties, Inc.), 5%, 11/15/35	230,000	247,013
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/44	295,000	303,779
California Statewide Communities Development Authority Rev. (Episcopal Communities & Services for Seniors Obligated Group), 5%, 5/15/47	315,000	340,789
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	300,000	341,097

		$1,403,809
Industrial Revenue - Other - 1.6%
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	$485,000	$592,141

Miscellaneous Revenue - Other - 4.8%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Jackson Lab), 5%, 7/01/37	$400,000	$448,552
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/30	235,000	280,877
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/34	170,000	199,368
California Infrastructure & Economic Development Bank Rev. (Academy of Motion Picture Arts and Sciences Obligated Group), “A”, 5%, 11/01/35	170,000	198,722
California Infrastructure & Economic Development Bank Rev. (Walt Disney Family Museum), 5.25%, 2/01/33	160,000	172,187
California Statewide Communities Development Authority Rev. (Buck Institute for Research on Aging), AGM, 5%, 11/15/44	385,000	435,115

		$1,734,821
Port Revenue - 4.2%
Alameda Corridor Transportation Authority, California Rev., “A”, AGM, 5%, 10/01/28	$305,000	$365,619
Port of Oakland, CA, Rev., “P”, 5%, 5/01/33	1,000,000	1,123,870

		$1,489,489
Sales & Excise Tax Revenue - 1.2%
California Economic Recovery, “A”, 5%, 7/01/20 (Prerefunded 7/01/19)	$250,000	$285,503
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	215,000	133,328

		$418,831

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Secondary Schools - 2.0%
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/40	$85,000	$94,709
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/45	85,000	94,134
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	255,000	282,448
California Statewide Communities Development Authority, School Facility Rev. (Alliance for College-Ready Public Schools), “A”, 6.375%, 7/01/47	230,000	251,119

		$722,410
Single Family Housing - State - 3.1%
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	$305,000	$309,392
California Housing Finance Agency Rev. (Home Mortgage), “K”, 5.3%, 8/01/23	175,000	179,765
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	555,000	590,503
California Housing Finance Agency Rev. (Home Mortgage), “L”, FNMA, 5.5%, 8/01/38	25,000	25,414

		$1,105,074
State & Agency - Other - 1.4%
Sacramento County, CA, Public Facilities Project, COP, AMBAC, 4.75%, 10/01/27	$500,000	$500,645

State & Local Agencies - 11.6%
California Public Works Board Lease Rev. (Judicial Council Projects), “A”, 5%, 3/01/28	$380,000	$454,362
California Public Works Board Lease Rev. (New Stockton Courthouse), “B”, 5%, 10/01/33	275,000	327,605
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/18	2,020,000	1,938,150
Los Angeles County, CA, Schools Regionalized Business Service Corp., Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 8/01/23	1,220,000	1,016,480
Los Angeles, CA, Municipal Improvement Corp. Lease Rev., “B”, ASSD GTY, 5.5%, 4/01/30	390,000	438,832

		$4,175,429
Tax - Other - 0.6%
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/31	$65,000	$60,825
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	75,000	76,096
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/26	65,000	65,607

		$202,528
Tax Assessment - 12.6%
Fontana, CA, Public Finance Authority, Tax Allocation Rev. (Sub Lien North Fontana Redevelopment), “A”, AMBAC, 5%, 10/01/29	$1,000,000	$1,003,700
Huntington Park, CA, Public Financing Authority Rev., “A”, AGM, 5.25%, 9/01/19	500,000	507,150
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 4%, 9/02/22	115,000	131,583
Irvine, CA, Limited Obligation Improvement (Reassessment District #12-1), 5%, 9/02/23	60,000	71,132
North Natomas, CA, Community Facilities District Special Tax, “4-E”, 5.25%, 9/01/33	160,000	182,418
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/30	465,000	549,853
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/31	225,000	264,301
Riverside County, CA, Redevelopment Agency, Tax Allocation, “A”, AGM, 5%, 10/01/34	295,000	342,038
San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City), “A”, AMBAC, 5.25%, 9/01/25	500,000	511,780
San Dieguito, CA, Public Facilities Authority, “A”, AMBAC, 5%, 8/01/32	500,000	540,445
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), “A”, 5%, 8/01/33	130,000	144,721
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	250,000	276,950

		$4,526,071
Tobacco - 4.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.125%, 6/01/47	$1,000,000	$891,190
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	715,000	686,421

		$1,577,611

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Toll Roads - 1.0%
Riverside County, CA, Transportation Commission, Toll Rev., “A”, 5.75%, 6/01/44	$320,000	$368,640

Transportation - Special Tax - 3.0%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/32	$55,000	$55,145
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/29	10,000	9,923
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/35	25,000	25,119
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/38	160,000	150,781
Commonwealth of Puerto Rico Highway & Transportation Authority, Highway Rev., “Y”, AGM, 5.5%, 7/01/36 (Prerefunded 7/01/16)	450,000	457,592
San Francisco, CA, Municipal Transportation Agency Rev., “B”, 5%, 3/01/37	335,000	390,680

		$1,089,240
Universities - Colleges - 8.6%
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/28	$170,000	$203,862
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/25	120,000	123,335
California Educational Facilities Authority Rev. (University of San Francisco), 6.125%, 10/01/30	285,000	349,701
California Municipal Finance Authority Rev. (Azusa Pacific University Project), “B”, 5%, 4/01/35	345,000	378,779
California Public Works Board Lease Rev. (The Regents of the University of California), 5%, 12/01/28 (Prerefunded 12/01/21)	375,000	457,901
California State University Rev., “A”, 5%, 11/01/24	370,000	443,904
California State University Rev., “A”, 5%, 11/01/30	680,000	826,560
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/43	230,000	238,009
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/33	50,000	47,493

		$3,069,544
Universities - Dormitories - 0.1%
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation) “A”, 5%, 6/01/35	$25,000	$28,110

Utilities - Cogeneration - 0.7%
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	$150,000	$163,406
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	75,000	76,733

		$240,139
Utilities - Municipal Owned - 9.1%
California Department of Water Resources, Power Supply Rev., “L”, 5%, 5/01/19	$805,000	$914,311
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/39	50,000	57,317
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/44	55,000	62,559
Northern California Power Agency, Capital Facilities Rev., “A”, 5.25%, 8/01/24	390,000	440,096
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	10,000	9,446
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	55,000	51,159
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	5,000	4,702
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	40,000	37,890
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/32	5,000	5,052
Sacramento, CA, Municipal Utility District Rev., “U”, AGM, 5%, 8/15/19	750,000	832,808
Sacramento, CA, Municipal Utility District Rev., “X”, 5%, 8/15/25	370,000	443,556
Vernon, CA, Electric System Rev., “A”, 5.5%, 8/01/41	370,000	420,420

		$3,279,316
Utilities - Other - 2.9%
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	$245,000	$341,905
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/33	585,000	693,915

		$1,035,820
Water & Sewer Utility Revenue - 18.4%
Atwater, CA, Public Financing Authority Wastewater Rev., ASSD GTY, 5%, 5/01/34	$500,000	$532,520
California Department of Water Resources Rev. (Central Valley Project Water System), “AE”, 5%, 12/01/28 (Prerefunded 6/01/18)	480,000	526,805
California Department of Water Resources Rev. (Central Valley Project Water System), “AE”, 5%, 12/01/28	20,000	22,020

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
California Department of Water Resources Rev. (Central Valley Project Water System), “AM”, 5%, 12/01/24	$500,000	$618,345
Chino Basin, CA, Regional Financing Authority Rev. (Inland Empire Utilities Agency), “A”, AMBAC, 5%, 11/01/38	1,000,000	1,059,190
Escondido, CA, Joint Powers Financing Authority Rev. (Water System Financing), 5%, 9/01/41	460,000	527,496
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/36	20,000	22,676
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/46	105,000	117,592
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/29	105,000	120,014
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/35	105,000	116,944
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/40 (Prerefunded 1/01/20)	440,000	533,135
Norco, CA, Financing Authority, Enterprise Rev., AGM, 5.625%, 10/01/39	215,000	242,933
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/30	340,000	396,301
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/31	85,000	98,355
Sonoma County, CA, Water Agency Rev., “A”, AGM, 5%, 7/01/36 (Prerefunded 7/01/16)	600,000	609,750
Soquel Creek, CA, Water District, COP, 5%, 3/01/43	370,000	420,697
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/31	350,000	418,681
Tulare, CA, Sewer Rev., AGM, 5%, 11/15/35	170,000	200,177

		$6,583,631
Total Municipal Bonds		$59,460,209

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)	216,441	$216,441
Total Investments		$59,676,650

Other Assets, Less Liabilities - 1.7%		601,223

VMTPS, at liquidation value (issued by the fund) - (68.1)%		(24,425,000)
Net Assets applicable to common shares - 100.0%		$35,852,873

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CALHF	California Health Facility Construction Loan Insurance Program
FNMA	Federal National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.

Derivative Contracts at 2/29/16

Futures Contracts at 2/29/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	20	$2,610,313	June - 2016	$2,271
U.S. Treasury Bond 30 yr (Short)	USD	3	493,594	June - 2016	4,559

					$6,830

At February 29, 2016, the fund had cash collateral of $39,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$59,460,209	$—	$59,460,209
Mutual Funds	216,441	—	—	216,441
Total Investments	$216,441	$59,460,209	$—	$59,676,650

Other Financial Instruments
Futures Contracts	$6,830	$—	$—	$6,830

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$54,290,522
Gross unrealized appreciation	5,388,588
Gross unrealized depreciation	(2,460)
Net unrealized appreciation (depreciation)	$5,386,128

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	242,008	1,203,538	(1,229,105)	216,441

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$308	$216,441

(4) Jurisdiction Weightings

Jurisdiction weighting percentages based on net assets (applicable to common shares), as of February 29, 2016, are as follows:

California	95.3%
Puerto Rico	2.5%
New York	1.0%
Guam	1.0%

The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CALIFORNIA MUNICIPAL FUND

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2016

*	Print name and title of each signing officer under his or her signature.